Investments	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Investments	INVESTMENTS

	United States Dollar
Figures in millions unless otherwise stated	2021	2020

Listed
At fair value through OCI[1]	30.9	42.4
Unlisted
Asanko redeemable preference shares[2]	94.5	92.6
Derivative instruments
Warrants[3]	—	12.9
Other	13.2	—
Total investments	138.6	147.9
[1]The listed investments comprise mainly investments in Galiano Gold Inc. (formerly Asanko Gold Inc.) of US$15.8 million (2020: US$24.7 million), Magmatic Resources Limited of US$1.4 million (2020: US$2.5 million), Chakana Copper Corp of US$5.3 million (2020: US$7.4 million) and Lefroy Exploration Limited of US$4.9 million (2020: US$3.8 million). Refer note 42 for further details of listed investments.
[2]Consists of 132,439,999 (2020: 137,439,999) redeemable preference shares at par value for US$132,439,999 (2020: US$137,439,999).
The following table shows a reconciliation from the fair value at the beginning of the year to the fair value of the redeemable preference shares at the end of the year (level 3 financial instrument):
    Asanko redeemable preference shares

	United States Dollar
Asanko redeemable preference shares	2021	2020

Fair value at beginning of the year	92.6	95.5
Redemption of preference shares	(5.0)	(37.5)
Net change in fair value (recognised in OCI)	6.9	34.6
Fair value at end of the year	94.5	92.6
The fair value is based on the expected cash flows of the Asanko Gold Mine and this resulted in an upward fair value adjustment through other comprehensive income of US$6.9 million (2020: upward adjustment of US$34.6 million) in 2021, due to the change in the timing of the expected cash flows.
The key inputs used in the valuation of the fair value are the discount rate of 9.0% (2020: 8.4%) and the timing of the cash flows.
Any reasonable change in the timing of the cash flows or market related discount rate could materially change the fair value of the redeemable preference shares (refer to note 38 for sensitivity analysis performed).
Refer to notes 15 (b) for further details.
[3]Consists of nil (2020: 4.125 million) common share purchase warrants of Maverix. Refer to note 15 (c) for further details.